U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD

PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.Name and address of issuer:

MassMutual Premier Funds

1295 State Street

Springfield, MA. 01111-0001


2.The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes): [   ]

MassMutual Barings Dynamic Allocation Fund

MassMutual Premier Balanced Fund

MassMutual Premier Capital Appreciation Fund

MassMutual Premier Core Bond Fund

MassMutual Premier Disciplined Growth Fund

MassMutual Premier Disciplined Value Fund

MassMutual Premier Discovery Value Fund

MassMutual Premier Diversified Bond Fund

MassMutual Premier Focused International Fund

MassMutual Premier Global Fund

MassMutual Premier High Yield Fund

MassMutual Premier Inflation-Protected and Income Fund

MassMutual Premier International Bond Fund

MassMutual Premier International Equity Fund

MassMutual Premier Main Street Fund

MassMutual Premier Main Street Small/Mid Cap Fund

MassMutual Premier Money Market Fund

MassMutual Premier Short-Duration Bond Fund

MassMutual Premier Small/Mid Cap Opportunities Fund

MassMutual Premier Strategic Emerging Markets Fund

MassMutual Premier Value Fund


3.Investment Company Act File Number: 811-08690
Securities Act File Number: 33-82366


4(a).Last day of fiscal year for which this Form is filed: September 30, 2012

4(b).[  ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST
MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[   ]Check box if this is the last time the
issuer will be filing this Form.


5.Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$ 2,723,322,291

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$ 3,162,649,431

(iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$ 2,677,480,161

(iv) Total available redemption credits
[add items 5(ii) and 5(iii)]:
 $ 5,840,129,592

(v) Net sales -- if item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$ 0

(vi) Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:
$  (3,116,807,301)

(vii) Multiplier for determining registration fee
(See Instruction C.9):
x  0.00013640

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):
=  $ 0


6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: __.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
+ $ 0


8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]:
= $ 0


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

Method of Delivery:

[    ]  Wire Transfer

[    ]  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Renee Hitchcock

Renee Hitchcock

Assistant Treasurer

Date: 12/17/2012


*Please print the name and title of the signing officer below the signature.